Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid insurance	$ 1,141	$ 1,841
Other prepaid expenses	123	46
Total prepaid expenses	$ 1,264	$ 1,887